UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS ADJUSTABLE RATE

INCOME FUND

FORM N-Q

FEBRUARY 28, 2007

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited)

February 28, 2007

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 47.3%
$6,431,354	AAA	American Home Mortgage Assets, Series 2006-04, Class 1A12, 5.530% due 10/25/46 (a)(b)	$6,445,212
		Banc of America Mortgage Securities Inc.:
368,913	AAA	Series 2003-B, Class 1A1, 6.551% due 3/25/33 (b)	368,744
3,939,689	Aaa(c)	Series 2005-A, Class 2A1, 4.464% due 2/25/35 (a)(b)	3,872,479
		Bear Stearns Alternate-A Trust:
582,917	AAA	Series 2004-11, Class 1A2, 5.740% due 11/25/34 (b)	584,280
1,754,130	AAA	Series 2005-2, Class 1A1, 5.570% due 4/25/35 (b)	1,758,000
		Bear Stearns ARM Trust:
2,575,522	AAA	Series 2004-12, Class 1A1, 4.179% due 2/25/35 (b)	2,564,254
4,876,070	AAA	Series 2005-6, Class 1A1, 5.096% due 8/25/35 (a)(b)	4,912,504
3,765,132	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.920% due 10/25/33 (a)(b)	3,768,717
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,053,935	AAA	Series 2002-26, Class A4, 5.820% due 12/25/17 (a)(b)	4,067,165
5,230,931	AAA	Series 2003-20, Class 3A6, 5.770% due 7/25/18 (a)(b)	5,249,382
2,462,820	AAA	Series 2003-37, Class 2A1, 4.246% due 9/25/33 (b)	2,468,615
303,141	AAA	Credit-Based Asset Servicing & Securitization, Series 2001-CB3, Class A1A, 5.660% due 10/25/30 (b)	303,388
2,432,329	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.770% due 6/25/34 (b)	2,439,273
		Federal Home Loan Mortgage Corp. (FHLMC):
1,461,980	NR	Series 2525, Class AM, 4.500% due 4/15/32	1,361,373
994,681	NR	Series 2579, Class WF, 5.770% due 11/15/26 (b)	997,021
140,447	NR	Series 2852, Class TE, PAC, 5.000% due 1/15/13	140,275
2,057,574	NR	Series 2866, Class WA, PAC, 5.000% due 8/15/16	2,053,502
876,953	NR	STRIPS, Series 19, Class F, 3.506% due 6/1/28 (b)	875,515
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
621,961	NR	Series 2000-T06, Class A3, 5.849% due 1/25/28 (b)	638,772
1,128,917	NR	Series 2002-T06, Class A1, 3.310% due 2/25/32	1,045,976
5,336,207	NR	Series 2002-T19, Class A4, 5.814% due 3/25/42 (a)(b)	5,463,274
6,017,021	NR	Series 2004-T03, Class 2A, 5.770% due 8/25/43 (a)(b)	6,184,046
		REMIC Trust:
1,897,744	NR	Series 1997-20, Class F, 5.365% due 3/25/27 (b)	1,916,159
5,664,594	NR	Series 2003-117, Class KF, PAC, 5.720% due 8/25/33 (a)(b)	5,693,308
1,087,657	NR	Series 1993-251, Class PH, PAC, 6.500% due 7/25/23	1,088,224
3,067,240	NR	Series 2005-86, Class FC, 5.620% due 10/25/35 (a)(b)	3,045,107
		Whole Loan:
4,374,015	NR	Series 2003-W06, Class 6A, 5.823% due 8/25/42 (a)(b)	4,505,313
792,723	NR	Series 2003-W08, Class 3F1, 5.720% due 5/25/42 (b)	794,475
2,004,501	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 6.011% due 2/25/36 (b)	2,039,157
1,253,002	AAA	First Republican Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.263% due 6/25/30 (b)	1,248,662
4,484,561	Aaa(c)	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.465% due 4/18/29 (b)	223,718
1,069,230	AAA	GS Mortgage Securities Corp. II, Series 2000-1A, Class A, 5.670% due 3/20/23 (b)(d)	1,071,872
		Harborview Mortgage Loan Trust:
5,173,539	AAA	Series 2004-2, Class 2A1, 5.580% due 6/19/34 (a)(b)	5,184,688
6,085,782	AAA	Series 2006-09, Class 2A1A, 5.530% due 11/19/36 (a)(b)	6,101,508
		IMPAC CMB Trust:
294,257	AA+	Series 2003-3, Class M1, 6.170% due 3/25/33 (b)	294,673
255,537	AA+	Series 2003-8, Class 1A2, 6.320% due 10/25/33 (b)	255,816

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 47.3%
$ 1,370,271	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 5.720% due 11/25/34 (b)	$1,374,654
3,896,266	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.405% due 10/25/35 (a)(b)	3,892,690
1,979,248	Aaa(c)	JPMorgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, IO, 1.286% due 9/15/29 (b)	64,864
19,384,682	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, IO, 0.492% due 10/15/35 (b)	266,656
1,453,144	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 5.660% due 9/26/45 (b)(d)	1,457,304
1,738,446	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 7.377% due 12/25/33 (b)	1,738,446
3,810,136	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.489% due 2/25/35 (a)(b)	3,763,361
		MLCC Mortgage Investors Inc.:
182,568	AAA	Series 1997-B, Class A, 5.600% due 3/16/26 (b)	182,837
82,468	AAA	Series 1999-A, Class A, 5.700% due 3/15/25 (b)	82,810
2,087,702	AAA	New York Mortgage Trust Inc., Series 2005-2, Class A, 5.650% due 8/25/35 (b)	2,100,683
3,530,184	AAA	Residential Accredit Loans Inc., Series 2003-QA1, Class A1, 5.660% due 12/25/33 (a)(b)	3,538,001
		Residential Asset Securitization Trust:
2,728,178	AAA	Series 2003-A05, Class A5, 5.820% due 6/25/33 (a)(b)	2,734,679
3,517,971	AAA	Series 2003-A11, Class A2, PAC, 5.770% due 11/25/33 (a)(b)	3,530,483
2,201,047	AAA	Series 2004-A02, Class 1A3, PAC, 5.720% due 5/25/34 (b)	2,209,975
4,069,022	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 5.720% due 6/25/33 (a)(b)	4,076,991
		Sequoia Mortgage Trust:
2,014,789	AAA	Series 09, Class 2A, 7.040% due 9/20/32 (b)	2,017,439
959,130	AAA	Series 2003-2, Class A1, 5.650% due 6/20/33 (b)	960,129
		Structured ARM Loan Trust:
838,786	AAA	Series 2004-01, Class 2A, 5.630% due 2/25/34 (b)	840,058
1,088,864	AAA	Series 2004-02, Class 1A1, 7.862% due 3/25/34 (b)	1,109,957
2,033,074	Aaa(c)	Series 2004-17, Class A1, 6.169% due 11/25/34 (b)	2,043,245
170,748	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (b)	169,500
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
1,550,795	AAA	Class 1A, 7.470% due 3/25/32 (b)	1,552,123
3,131,646	AAA	Class 2A, 6.670% due 3/25/32 (a)(b)	3,136,511
1,876,162	AAA	Series 2003-CL1, Class 1F2, 5.920% due 7/25/32 (b)	1,883,897
1,827,324	AAA	Series 2005-AR3, Class 2A1, 7.301% due 8/25/35 (b)	1,836,161
		Series 2005-AR7:
3,321,726	AAA	Class 1A1, 7.269% due 12/27/35 (a)(b)	3,376,301
2,108,254	AAA	Class 1A2, 5.700% due 12/27/35 (b)	2,121,522
		Structured Asset Securities Corp.:
2,386,886	AA(e)	Series 1998-3, Class M1, 6.320% due 3/25/28 (b)	2,389,751
3,316,039	AA	Series 1998-8, Class M1, 6.260% due 8/25/28 (a)(b)	3,319,876
842,193	AAA	Series 2002-11A, Class 1A1, 6.950% due 6/25/32 (b)	841,158
		Series 2002-18A:
878,441	AAA	Class 1A1, 7.784% due 9/25/32 (b)	884,804
252,120	AAA	Class 4A, 7.509% due 9/25/32 (b)	253,187
1,796,004	AAA	Series 2003-8, Class 2A9, 5.820% due 4/25/33 (b)	1,804,287
540,345	AAA	Series 2005-5N, Class 3A3A, 5.510% due 11/25/35 (b)	540,778
3,353,368	AAA	Series 2005-RF3, Class 2A, 5.950% due 6/25/35 (a)(b)(d)	3,407,860
		Thornburg Mortgage Securities Trust:
2,908,202	AAA	Series 2004-03, Class A, 5.690% due 9/25/34 (a)(b)	2,917,767
544,156	AAA	Series 2004-1, Class I2A, 5.770% due 3/25/44 (b)	544,805
5,436,700	AAA	Series 2005-03, Class A4, 5.590% due 10/25/35 (a)(b)	5,434,873

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Face Amount	Rating‡	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 47.3%
$4,226,767	AAA	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1, 4.761% due 8/20/35 (a)(b)	$4,183,104
		Washington Mutual Inc.:
2,742,802	AAA	Series 2003-S4, Class 2A9, 6.470% due 6/25/33 (a)(b)	2,730,167
2,262,534	AAA	Series 2004-AR2, Class A, 6.283% due 4/25/44 (b)	2,278,506
2,323,709	AAA	Series 2006-AR10, Class 1A1, 5.967% due 9/25/36 (b)	2,354,855
2,855,332	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 7.282% due 11/25/30 (a)(b)	2,845,599
		Wells Fargo Mortgage Backed Securities Trust:
2,297,230	Aaa(c)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	2,265,594
3,139,456	Aaa(c)	Series 2003-5, Class A4, PAC, 5.720% due 5/25/33 (a)(b)	3,159,998
3,859,823	AAA	Series 2004-Y, Class 1A1, 4.588% due 11/25/34 (a)(b)	3,818,945

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $190,134,044)	189,061,638

ASSET-BACKED SECURITIES — 15.8%
Diversified Financial Services (b)(d) — 2.5%
		Business Loan Express:
3,140,499	Aaa(c)	Series 2001-2A, Class A, 5.900% due 1/25/28 (a)	3,156,504
1,702,558	Aaa(c)	Series 2002-1A, Class A, 5.870% due 7/25/28	1,717,227
1,431,949	AAA	Series 2002-AA, Class A, 5.970% due 6/25/28	1,444,576
3,697,859	AAA	Series 2003-AA, Class A, 6.270% due 5/15/29 (a)	3,733,383

		Total Diversified Financial Services	10,051,690

Home Equity — 13.3%
		Amortizing Residential Collateral Trust:
5,158,824	AA+	Series 2002-BC4, Class M1, 6.020% due 7/25/32 (a)(b)	5,179,645
409,462	AAA	Series 2002-BC6, Class A2, 5.670% due 8/25/32 (b)	410,320
		Bear Stearns Asset-Backed Securities Inc.:
673,867	AAA	Series 2003-SD1, Class A, 5.770% due 12/25/33 (b)	677,258
3,052,142	AAA	Series 2003-SD3, Class A, 5.800% due 10/25/33 (a)(b)	3,061,635
1,756,703	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 5.560% due 5/25/35 (b)	1,758,233
1,070,723	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.870% due 7/25/43 (b)(d)	1,074,271
2,350,000	AAA	Centex Home Equity, Series 2005-D, Class AV2, 5.590% due 10/25/35 (b)	2,352,282
173,289	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 6.240% due 8/25/32 (b)	173,486
4,202,185	AAA	GSAMP Trust, Series 2006-SEA1, Class A, 5.620% due 5/25/36 (a)(b)(d)	4,197,647
5,889,000	AA+	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.940% due 4/25/34 (a)(b)	5,931,161
4,488,944	AA	NovaStar Home Equity Loan Trust, Series 2003-1, Class M1, 6.270% due 5/25/33 (a)(b)	4,497,209
41,984	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (d)	42,041
		Renaissance Home Equity Loan Trust:
1,774,202	AAA	Series 2003-1, Class A, 5.750% due 5/25/33 (b)	1,779,371
1,404,935	AAA	Series 2003-2, Class A, 5.760% due 8/25/33 (b)	1,409,012
4,511,096	AAA	Series 2003-3, Class A, 5.820% due 12/25/33 (a)(b)	4,546,266
		SACO I Trust:
1,303,587	AAA	Series 2005-10, Class 1A, 5.580% due 6/25/36 (b)	1,305,436
1,288,606	AAA	Series 2005-WM3, Class A1, 5.580% due 9/25/33 (b)	1,289,716
2,638,827	AAA	Series 2006-05, Class 1A, 5.470% due 4/25/36 (b)	2,640,702
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 6.020% due 6/25/33 (a)(b)	5,024,449
118,169	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 5.660% due 1/25/34 (b)	118,324

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Face Amount	Rating‡	Security	Value
Home Equity — 13.3% (continued)
$905,216	AAA	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 5.660% due 1/25/33 (b)	$906,159
4,663,331	AAA	Truman Capital Mortgage Loan Trust, Series 2005-01, Class A, 5.750% due 3/25/37 (a)(b)(d)	4,663,331

		Total Home Equity	53,037,954

		TOTAL ASSET-BACKED SECURITIES (Cost — $62,832,995)	63,089,644

CORPORATE BONDS & NOTES — 2.0%
Commercial Banks (b)(d) — 0.8%
690,000	BB	Turanalem Finance BV, Bond, 6.735% due 1/22/09	693,278
2,360,000	BBB+	VTB Capital SA for Vneshtorgbank, Loan Participation Notes, 5.960% due 8/1/08	2,365,310

		Total Commercial Banks	3,058,588

Health Care Providers & Services — 0.2%
256,000	B-	HCA Inc., Senior Notes, 6.250% due 2/15/13	232,640
		Tenet Healthcare Corp., Senior Notes:
371,000	CCC+	9.875% due 7/1/14	379,347
189,000	CCC+	9.250% due 2/1/15	189,709

		Total Health Care Providers & Services	801,696

Oil, Gas & Consumable Fuels — 1.0%
4,120,000	BBB	Pemex Project Funding Master Trust, Senior Notes, 5.969% due 12/3/12 (a)(b)(d)	4,156,050

Textiles, Apparel & Luxury Goods — 0.0%
37,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	38,665

		TOTAL CORPORATE BONDS & NOTES (Cost — $8,039,461)	8,054,999

MORTGAGE-BACKED SECURITY— 3.1%
FNMA — 3.1%
12,800,000		Federal National Mortgage Association (FNMA), 5.000% due 3/13/37 (f)(g)
		(Cost — $12,201,140)	12,428,006

SOVEREIGN BONDS — 1.2%
Brazil — 0.4%
1,120,000	BB	Federative Republic of Brazil, 11.000% due 8/17/40	1,496,320

Russia — 0.8%
2,790,000	BBB+	Russian Federation, 5.000% due 3/31/30 (a)(d)	3,163,163

		TOTAL SOVEREIGN BONDS (Cost — $4,652,444)	4,659,483

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 26.1%
U.S. Government Agencies — 26.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
		3/1 Hybrid ARM:
97,386		7.486% due 8/1/29 (b)	99,637
813,698		7.227% due 8/1/32 (b)	822,569
519,864		7.573% due 8/1/32 (b)	524,922
		5/1 Hybrid ARM:

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Face Amount	Security	Value
U.S. Government Agencies — 26.1% (continued)
$514,456	7.272% due 12/1/26 (b)	$519,850
300,391	7.017% due 7/1/29 (b)	307,201
1,142,810	7.094% due 7/1/29 (b)	1,169,942
3,363,087	3.944% due 7/1/33 (a)(b)	3,328,872
	Five Year CMT ARM:
317,764	7.935% due 8/1/25 (b)	318,727
48,041	6.384% due 12/1/30 (b)	48,730
	Gold Fifteen Year:
5,691	6.000% due 5/1/08	5,695
6,643	6.000% due 6/1/08	6,648
14,055	6.000% due 11/1/08	14,073
134,065	6.000% due 3/1/09	134,543
21,970	6.000% due 4/1/09	22,059
16,421	6.000% due 7/1/09	16,495
58,280	6.000% due 3/1/11	59,006
136,057	6.000% due 5/1/11	137,752
129,518	6.000% due 6/1/11	131,027
550,373	6.500% due 9/1/14	564,035
657,211	6.000% due 10/1/15	666,012
693,151	6.000% due 4/1/17	705,039
238,778	6.000% due 5/1/17	242,882
386,278	6.000% due 6/1/17	392,918
15,258	Gold Thirty Year, 6.500% due 4/1/29	15,697
	One Year CMT ARM:
384,006	7.174% due 12/1/23 (b)	391,472
257,453	5.886% due 2/1/24 (b)	260,263
1,528,898	6.923% due 4/1/26 (b)	1,541,638
2,654,765	7.009% due 6/1/29 (a)(b)	2,691,439
946,569	6.980% due 7/1/29 (b)	962,584
450,181	7.197% due 3/1/31 (b)	461,500
6,507	7.200% due 5/1/31 (b)	6,574
7,332,106	4.860% due 3/1/33 (a)(b)	7,425,579
1,908,225	5.248% due 10/1/33 (b)	1,932,909
	One Year LIBOR:
4,369,533	4.068% due 5/1/33 (a)(b)	4,311,244
2,990,493	4.795% due 5/1/33 (a)(b)	2,960,480
104,620	Six Month LIBOR, 7.505% due 7/1/27 (b)	105,418
228,433	Three Year CMT ARM, 6.168% due 12/1/30 (b)	231,167
	Federal National Mortgage Association (FNMA):
1,742,441	11th District COFI, 5.819% due 2/1/31 (b)	1,760,707
310,177	Fifteen Year, 5.500% due 3/1/11	311,751
1,051,874	Five Year CMT ARM, 6.553% due 5/1/30 (b)	1,079,742
	One Year CMT ARM:
527,546	6.973% due 11/1/18 (b)	535,420
335,966	7.049% due 4/1/20 (b)	338,067
238,544	7.239% due 7/1/21 (b)	240,685
117,938	7.113% due 8/1/22 (b)	120,853
228,108	7.460% due 7/1/23 (b)	229,921
344,725	6.170% due 8/1/23 (b)	344,457
449,399	7.237% due 2/1/24 (b)	456,796
141,497	7.047% due 12/1/25 (b)	143,849
364,585	7.336% due 1/1/27 (b)	367,126
1,045,458	7.028% due 7/1/27 (b)	1,057,707
344,511	5.962% due 8/1/27 (b)	349,733
59,772	6.780% due 2/1/28 (b)	60,530

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Face Amount	Security	Value
U.S. Government Agencies — 26.1% (continued)
$215,031	7.075% due 3/1/28 (b)	$216,773
815,619	5.962% due 2/1/29 (b)	818,138
820,482	6.840% due 8/1/29 (b)	837,932
44,886	6.985% due 9/1/29 (b)	45,338
994,007	7.334% due 11/1/29 (b)	1,001,852
404,696	6.643% due 1/1/30 (b)	400,499
335,226	6.415% due 5/1/30 (b)	339,194
224,545	7.253% due 9/1/30 (b)	227,640
1,691,893	7.343% due 12/1/30 (b)	1,699,870
321,845	7.073% due 1/1/31 (b)	325,902
357,844	7.160% due 2/1/31 (b)	361,045
524,090	6.962% due 3/1/31 (b)	529,809
209,248	6.482% due 4/1/31 (b)	210,942
547,577	7.042% due 4/1/31 (b)	549,005
809,853	7.185% due 7/1/31 (b)	820,818
1,567,014	6.108% due 9/1/31 (b)	1,572,117
206,258	6.224% due 9/1/31 (b)	208,094
497,333	6.678% due 10/1/31 (b)	493,879
461,126	7.090% due 3/1/32 (b)	467,511
322,434	5.261% due 6/1/32 (b)	323,522
1,492,429	5.890% due 7/1/32 (b)	1,506,611
1,608,170	4.689% due 9/1/32 (b)	1,624,555
171,427	7.540% due 11/1/32 (b)	174,101
4,464,892	4.767% due 12/1/32 (a)(b)	4,539,366
1,488,658	4.568% due 1/1/33 (b)	1,505,684
1,311,902	7.290% due 1/1/33 (b)	1,330,327
2,360,284	4.032% due 5/1/33 (b)	2,358,074
1,715,649	4.369% due 7/1/33 (b)	1,688,463
	One Year LIBOR:
563,226	6.973% due 8/1/32 (b)	568,920
1,288,603	4.995% due 11/1/32 (b)	1,289,575
	Six Month CD ARM:
718,855	6.525% due 12/1/20 (b)	725,035
89,242	6.978% due 6/1/24 (b)	90,279
566,569	7.301% due 7/1/24 (b)	574,011
1,409,312	7.143% due 9/1/24 (b)	1,421,895
471,947	7.235% due 9/1/24 (b)	477,979
	Six Month LIBOR:
178,594	6.750% due 11/1/31 (b)	179,058
1,315,959	7.462% due 1/1/33 (b)	1,334,518
1,370,988	4.633% due 4/1/33 (b)	1,374,191
922,831	7.602% due 4/1/33 (b)	927,137
3,796,569	4.546% due 5/1/33 (a)(b)	3,790,855
2,987,307	4.420% due 6/1/33 (a)(b)	2,981,383
	Three Year CMT ARM:
280,303	6.062% due 9/1/21 (b)	281,071
2,861,514	6.315% due 6/1/30 (a)(b)	2,970,160
53,937	Government National Mortgage Association (GNMA), Fifteen Year, 6.000% due 12/15/08	54,078
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
294,295	5.375% due 2/20/16 (b)	295,964
328,421	5.375% due 6/20/17 (b)	329,320
995,342	5.750% due 9/20/20 (b)	1,006,062
512,167	5.375% due 3/20/21 (b)	516,095
1,964,509	5.375% due 6/20/22 (b)	1,973,180
427,765	5.750% due 8/20/22 (b)	431,729

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Face Amount	Security	Value
U.S. Government Agencies — 26.1% (continued)
$1,117,492	6.125% due 10/20/22 (b)	$1,131,670
544,690	6.125% due 11/20/22 (b)	551,621
241,825	6.125% due 12/20/22 (b)	244,753
415,246	5.375% due 5/20/23 (b)	416,903
302,869	6.375% due 1/20/24 (b)	304,641
676,781	5.375% due 3/20/24 (b)	680,537
386,907	5.375% due 5/20/26 (b)	389,001
739,075	5.750% due 9/20/27 (b)	746,233
743,491	6.125% due 10/20/27 (b)	753,540
1,712,806	5.375% due 4/20/32 (b)	1,720,954
664,018	5.375% due 5/20/32 (b)	667,179
3,079,795	5.500% due 7/20/32 (a)(b)	3,096,101
2,417,642	5.500% due 8/20/32 (b)	2,430,458
505,728	5.500% due 9/20/32 (b)	508,230

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $105,611,678)	104,345,319

U.S. TREASURY INFLATION PROTECTED SECURITIES — 3.5%
	U.S. Treasury Notes, Inflation Indexed:
9,149,760	2.375% due 4/15/11 (a)	9,241,267
726,201	1.875% due 7/15/15	710,004
3,697,040	2.500% due 7/15/16 (a)	3,802,176

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $13,483,977)	13,753,447

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $396,955,739)	395,392,536

SHORT-TERM INVESTMENTS — 3.5%
U.S. Government Agency — 0.4%
1,500,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (h)(i)
	(Cost - $1,475,833)	1,475,422

Repurchase Agreement — 3.1%
12,550,000	Nomura Securities International Inc. repurchase agreement dated 2/28/07, 5.300% due 3/1/07; Proceeds at maturity - $12,551,848; (Fully collateralized by U.S. government agency obligation, 4.875% due 12/15/16; Market value - $12,801,196) (Cost - $12,550,000)	12,550,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,025,833)	14,025,422

	TOTAL INVESTMENTS — 102.5% (Cost — $410,981,572#)	409,417,958
	Liabilities in Excess of Other Assets — (2.5)%	(9,967,437)

	TOTAL NET ASSETS — 100.0%	$399,450,521

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, written options, to-be-announced (“TBA”) and mortgage dollar rolls.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.
(c)	Rating by Moody’s Investors Service.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Rating by Fitch Ratings Service.
(f)	This security is traded on a TBA basis (See Note 1).
(g)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 9 and 10 for definitions of ratings.

See Notes to Schedule of Investments.

Legg Mason Partners Adjustable Rate Income Fund

Schedule of Investments (unaudited) (continued)

February 28, 2007

Abbreviations used in this schedule:

ARM - Adjustable Rate Mortgage

CD - Certificate of Deposit

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

IO - Interest Only

LIBOR - London Interbank Offered Rate

MASTR - Mortgage Asset Securitization Transactions Inc.

PAC - Planned Amortization Class

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value
504	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	$109.00	$362,250
635	U.S. Treasury Notes 10 Year Futures, Put	5/25/07	106.00	79,375

	TOTAL OPTIONS WRITTEN			$441,625

	(Premiums received - $342,680)

See Notes to Schedule of Investments

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Income Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and

Notes to Schedule of Investments (unaudited) (continued)

maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,241,125
Gross unrealized depreciation	(2,804,739)

Net unrealized depreciation	$(1,563,614)

Notes to Schedule of Investments (unaudited) (continued)

At February 28, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 2 Year Notes	955	6/07	$195,198,872	$195,730,235	$531,363
Contracts to Sell:
U.S. Treasury 5 Year Notes	244	6/07	$25,672,647	$25,852,562	$(179,915)
U.S. Treasury 10 Year Notes	397	6/07	42,586,835	43,111,719	(524,884)

					(704,799)
Net Unrealized Loss on Open Futures Contracts					$(173,436)

At February 28, 2007, the Fund held TBA securities with a total cost of $12,201,140.

At February 28, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $12,201,140. During the period ended February 28, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $134,351,820. For the period ended February 28, 2007, the Fund recorded interest income of $29,607 related to such mortgage rolls.

During the period ended February 28, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding May 31, 2006	—	—
Options written	3,205	$1,128,006
Options closed	(1,897)	(717,515)
Options expired	(169)	(67,811)

Options written, outstanding February 28, 2007	1,139	$342,680

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 26, 2007